Restructuring costs - Summary of Accrued Restructuring Obligation Associated with Fiscal 2014 March Restructuring Activities (Detail) (Fiscal 2014 March restructuring [Member], Employee Termination Costs [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
Mar. 31, 2014
Fiscal 2014 March restructuring [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred	$ 3,147
Restructuring costs paid	(126)
Currency translation adjustment	(9)
Accrued restructuring obligation at end of period	$ 3,012